Contracted concessional assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 9,100,548	$ 9,084,270
Contracted concessional financial assets	886,573	936,004
Impairment loss on contracted consessional financial assets	0	0
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	10,751,202	10,633,769
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (1,650,654)	$ (1,549,499)